Note 9. Effect of Recast on Prior Period Reporting Due to Adoption of ASU 2017-11: Schedule of Debts Restated (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debenture payable (net of unamortized finance costs of $2,153 in 2017 and $3,178 in 2016) (Note 9)	$ 47,847	$ 46,822
Convertible debentures payable (net of unamortized finance costs of $71,394 in 2017 and $104,004 in 2016) (Note 9)	$ 1,728,606	1,695,996
Derivative Liability, Current		0
Postconfirmation, Debt Issuance Costs		0
Scenario, Previously Reported
Debenture payable (net of unamortized finance costs of $2,153 in 2017 and $3,178 in 2016) (Note 9)		4,748
Convertible debentures payable (net of unamortized finance costs of $71,394 in 2017 and $104,004 in 2016) (Note 9)		137,959
Derivative Liability, Current		2,030,289
Postconfirmation, Debt Issuance Costs		107,182
Reversal of derivative liability
Derivative Liability, Current		(2,030,289)
Reversal of unamortized debt discount
Debenture payable (net of unamortized finance costs of $2,153 in 2017 and $3,178 in 2016) (Note 9)		45,252
Convertible debentures payable (net of unamortized finance costs of $71,394 in 2017 and $104,004 in 2016) (Note 9)		1,662,041
Offset of unamortized finance costs
Debenture payable (net of unamortized finance costs of $2,153 in 2017 and $3,178 in 2016) (Note 9)		3,178
Convertible debentures payable (net of unamortized finance costs of $71,394 in 2017 and $104,004 in 2016) (Note 9)		104,004
Postconfirmation, Debt Issuance Costs		$ (107,182)